Property and Equipment, Net (Details 2) (KRW) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property and Equipment, Net
Depreciation expenses	1,578	1,852	1,903